Corporate information	12 Months Ended
Dec. 31, 2021
Disclosure of Corporate Information [Abstract]
Corporate information
2.
Corporate information
2.1.
General information

Dada Auto (the “Company”) was incorporated in the Cayman Islands on July 15, 2019 as an exempted company with limited liability.

The Company is a holding company. Since May 2022, upon the Reorganization, the Company and its subsidiaries comprised the Group, see Note 2.2 for details. The Company has not commenced any business or operation till December 31, 2021, since its incorporation other than the Reorganization.

2.2.
History and reorganization of the Group

The EV charging services were launched in 2019 through Chezhubang (Beijing) Technology Co., Ltd. (“Chezhubang Technology”), and its subsidiaries Beijing Chezhubang New Energy Technology Co., Ltd. (“Beijing Chezhubang”) and Kuaidian Power (Beijing) New Energy Technology Co., Ltd. (“Kuaidian Power Beijing”), which were established by Chezhubang Technology in July 2018 and August 2019, respectively. Chezhubang Technology was controlled by Newlink. Kuaidian Power Beijing subsequently acquired Shaanxi Kuaidian Mobility Technology Co., Ltd. (“Shaanxi Kuaidian”) in May 2020. The consideration was immaterial, because no substantial operation was conducted by Shaanxi Kuaidian when acquired.

In July 2019, Dada Auto was established in the Cayman Islands as the holding company to facilitate the Group’s offshore financing.

In September 2020, Kuaidian Power Beijing established a wholly-owned subsidiary, Zhidian Youtong Technology Co., Ltd. (“Zhidian Youtong”).

In February 2021, Cosmo Light (Beijing) New Energy Technology Co., Ltd. (“Cosmo Light”) was established. In April 2021, Xixian New District Constant Energy Joint New Energy Automobile Co., Ltd. (“XXND Automobile”) and Qingdao Hill Matrix New Energy Technology Co., Ltd. (“QHM New Energy”) were established. Ownership interests in Cosmo Light was held by Shandong Cosmo Light Co., Ltd, and XXND Automobile and QHM New Energy were held by Zhejiang Huzhou Matrix Co., Ltd. In September 2021, Beijing Chezhubang acquired 100% of the ownership interest in Shaanxi Kuaidian.

In early 2022, the Company entered into a series of transactions to restructure its organization and its EV charging service business (the “Reorganization”). In connection with the Reorganization, various intermediate holding companies were established, including Fleetin HK Limited in March 2020. Fleetin HK Limited further established Zhejiang Anji Intelligent Electronics Holding Co., Ltd. (“Anji Zhidian”), a wholly-owned subsidiary in China, in December 2021.

As part of the Reorganization, Anji Zhidian acquired 100% of the ownership interest in Beijing Chezhubang from Chezhubang Technology, and Beijing Chezhubang in turn acquired 100% of the ownership interest in Zhidian Youtong. In conjunction therewith the Company acquired: (a) 100% equity interests in Cosmo Light through Shandong Cosmo Light Limited in March 2022, and (b) 100% equity interests in QHM New Energy through Zhejiang Huzhou Hill Matrix Limited in March 2022, and (c) 80% equity interests in XXND Automobile through Zhejiang Huzhou Hill Matrix Limited in March 2022. Kuaidian Power Beijing entered into VIE arrangement with Anji Zhidian from January 5, 2022 to April 5, 2022, temporarily, and then Anji Zhidian acquired 100% of the equity interests in Kuaidian Power Beijing as part of the Reorganization.

2.3.
Subsidiaries

The Company’s major subsidiaries as at December 31, 2021 are set out below. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of incorporated	Date of incorporation/ establishment	Effective interest held upon completion of reorganization	Principal activities
Subsidiaries
Kuaidian Power (Beijing) New Energy Technology Co., Ltd.	Beijing, China	August 20, 2019	100%	Online EV Charging Solutions, Non-Charging Solutions and Other Services
Beijing Chezhubang New Energy Technology Co., Ltd.	Beijing, China	July 18, 2018	100%	Online EV Charging Solutions
Zhidian Youtong Technology Co., Ltd.	Shandong, China	September 27, 2020	100%	Offline EV Charging Solutions
Shaanxi Kuaidian Mobility Technology Co., Ltd.	Shaanxi, China	May 29, 2018	100%	Offline EV Charging Solutions
Qingdao Hill Matrix New Energy Technology Co., Ltd.	Shandong, China	April 26, 2021	100%	Offline EV Charging Solutions
Cosmo Light (Beijing) New Energy Technology Co., Ltd.	Beijing, China	February 22, 2021	100%	Online EV Charging Solutions

2.4.
Basis of presentation

Immediately prior to and after the Reorganization, the Listing Business was carried out by Newlinks Technology Limited and its subsidiaries. Pursuant to the Reorganization, the Listing Business is controlled by the Company, through direct equity holding. The Company and those companies newly set up during the Reorganization have not been involved in any other business prior to the Reorganization and their operations do not meet the definition of a business. The Reorganization is merely a reorganization of the Listing Business and does not result in any changes in business substance, nor in any management or owners of the Listing Business. Accordingly, the Group resulting from the Reorganization is regarded as a continuation of the Listing Business and the financial information of the companies now comprising the Group is presented using the carrying value of the Listing Business for all periods presented.

Intercompany transactions, balances and unrealized gains/losses on transactions between companies now comprising the Group are eliminated on combination.